Summary of Nonvested Restricted Stock Awards (Details)	12 Months Ended
Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Forfeited	$ 47.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease) | shares	2,916,471
Restricted (Nonvested) Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Nonvested, Outstanding beginning balance	$ 45.75
Weighted Average Price, Granted	45.49
Weighted Average Price, Vested	34.45
Weighted Average Price, Forfeited	45.83
Weighted Average Price, Nonvested	45.75
Weighted Average Price, Nonvested, Outstanding ending balance	$ 47.27
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Subject to Restriction, Nonvested, Outstanding beginning balance | shares	2,370,155
Shares/Units Subject to Restriction, Granted | shares	4,052,020
Shares/Units Subject to Restriction, Vested | shares	(527,017)
Shares/Units Subject to Restriction, Forfeited | shares	(353,621)
Shares/Units Subject to Restriction, Outstanding ending balance | shares	9,566,044
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Converted from Performance Shares in Period, Weighted Average Grant Date Fair Value	$ 49.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Converted from Performance Shares in Period | shares	1,108,036